CONSOLIDATED STATEMENTS OF EQUITY (Cloud Peak Energy Inc. and Subsidiaries) (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)
Balances at Dec. 31, 2010	$ 531,199	$ 609		$ 502,952	$ 42,296	$ (14,658)
Balances (in shares) at Dec. 31, 2010		60,878
Increase (Decrease) in Stockholders' Equity
Net income	189,797				189,797
Postemployment benefit adjustment, net of tax	(3,956)					(3,956)
Tax impact of Secondary Offering	24,546			24,546
Stock compensation	8,803			8,803
Restricted stock issuance, net of forfeitures (in shares)		45
Balances at Dec. 31, 2011	750,389	609		536,301	232,093	(18,614)
Balances (in shares) at Dec. 31, 2011		60,923
Increase (Decrease) in Stockholders' Equity
Net income	173,720				173,720
Postemployment benefit adjustment, net of tax	(1,847)					(1,847)
Excess tax benefits related to equity-based compensation	1,201			1,201
Employee stock purchases	1,088	1		1,087
Employee stock purchases (in shares)		69
Stock compensation	11,796			11,796
Restricted stock issuance, net of forfeitures		1		(1)
Restricted stock issuance, net of forfeitures (in shares)		119	97
Employee common stock withheld to cover withholding taxes	(5,390)	(3)	(5,390)	3
Employee common stock withheld to cover withholding taxes (in shares)		(276)	276
Exercise of stock options	65			65
Exercise of stock options (in shares)		4
Balances at Dec. 31, 2012	931,022	608	(5,390)	550,452	405,813	(20,461)
Balances (in shares) at Dec. 31, 2012		60,839	373
Increase (Decrease) in Stockholders' Equity
Net income	51,971				51,971
Postemployment benefit adjustment, net of tax	10,182					10,182
Excess tax benefits related to equity-based compensation	129			129
Employee stock purchases	969	1		968
Employee stock purchases (in shares)		68
Stock compensation	8,016			8,016
Restricted stock forfeitures, net of issuances (in shares)		(11)
Restricted stock issuance, net of forfeitures (in shares)			11
Employee common stock withheld to cover withholding taxes	(277)		(277)
Employee common stock withheld to cover withholding taxes (in shares)		(16)	16
Exercise of stock options	37			37
Exercise of stock options (in shares)		16
Balances at Dec. 31, 2013	$ 1,002,049	$ 609	$ (5,667)	$ 559,602	$ 457,784	$ (10,279)
Balances (in shares) at Dec. 31, 2013		60,896	400